Common Stock and Stock Plans, Shares Reserved, Issued and Authorized (Details)	Dec. 31, 2012	Dec. 31, 2011
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	763,040,463
Common Stock, Shares, Issued	5,481,811,474	5,358,522,061
Common stock, shares not reserved	2,755,148,063
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	4,818,377
Director Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	1,215,481
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	652,061,838
Convertible Securities and Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	104,944,767